Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations
Asset Retirement Obligation Disclosure

9.   REMEDIATION LIABILITY AND ASSET RETIREMENT OBLIGATION

Remediation, reclamation and mine closure costs are based principally on legal and regulatory requirements. Management estimates costs associated with reclamation of mining properties as well as remediation costs for inactive properties. The Company uses assumptions about future costs, capital costs and reclamation costs. Such assumptions are based on the Company’s current mining plan and the best available information for making such estimates. In calculating the present value of the asset retirement obligation the Company used a credit-adjusted risk free interest rate of 4% and a projected mine life of 20 years. On an ongoing basis, management evaluates its estimates and assumptions; however, actual amounts could differ from those based on such estimates and assumptions.

Changes to the Company’s asset retirement obligation on its Chandalar property are as follows:

	December 31,	December 31,
	2011	2010

Asset Retirement Obligation – beginning balance	$ 254,118	$ 5,000
Incurred	-	249,118
Accretion	10,164	-
Addition and changes in estimates	-	-
Settlements	-	-
Asset Retirement Obligation - ending balance	$ 264,282	$ 254,118
Accrual for environmental remediation	50,000	50,000
Total Remediation liability and asset retirement obligation	$ 314,282	$ 304,118

The accrual of $50,000 at December 31, 2011 and 2010 is for anticipated costs to remedy a small environmental contamination caused by activities of a previous operator next to an inactive mill site.